Discontinued Operations (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 141,000	$ 214,000	$ 70,000
Prepaid expenses and other current assets	58,000	63,000	33,000
Deferred tax asset	226,000	226,000	70,000
Total current assets	425,000	503,000	173,000
Property and equipment, net	0	112,000	174,000
Other long-term assets	0	11,000	10,000
Total long-term assets	0	123,000	184,000
Accounts payable and accrued expenses	180,000	157,000	51,000
Other current liabilities	81,000	61,000	0
Total liabilities	$ 261,000	$ 218,000	$ 51,000